Contingencies	12 Months Ended
Dec. 31, 2020
Contingencies
Contingencies

19.        Contingencies

a)          Provision for contingencies

The provisions related to labor and civil proceedings whose likelihood of loss is assessed as probable are as follows:

Liabilities	Civil	Labor	Total
At December 31, 2017	2,356	20,641	22,997
Additions	3,305	4,750	8,055
Accrued interest	59	581	640
Payments	(390)	(5,126)	(5,516)
Reversals	(3,477)	(4,665)	(8,142)
At December 31, 2018	1,853	16,181	18,034
Additions	2,924	6,770	9,694
Accrued interest	71	481	552
Payments	(834)	(2,257)	(3,091)
Reversals	(42)	(6,637)	(6,679)
Classified as held for sale	(32)	(75)	(107)
At December 31, 2019	3,940	14,463	18,403
Additions	454	5,207	5,661
Accrued interest	109	399	508
Payments	(1,552)	(3,582)	(5,134)
Reversals	(933)	(4,173)	(5,106)
Classified from held for sale	32	75	107
At December 31, 2020	2,050	12,389	14,439

The Company’s subsidiaries are parties to legal and administrative proceedings. These proceedings generally refer to legal and administrative disputes involving unions, employees, suppliers and students. Provisions are recorded for legal proceedings that represent probable loss. The assessment of the likelihood of loss includes an analysis of available evidence, including the opinion of internal and external legal counsel. Management believes that the provisions are sufficient and properly stated in the financial statements.

b)          Indemnification assets

Pursuant to the terms and conditions of the purchase and sale agreement described in note 1.1, the periods of responsibility for each party in relation to such claims, value limits, notification criteria and reciprocal indemnity were defined. The rights generated by the purchase and sale agreement are as follows:

Assets	Civil	Labor	Total
At December 31, 2017	2,210	17,418	19,628
Additions	2,840	3,580	6,420
Accrued interest	56	546	602
Realized	(33)	(246)	(279)
Reversals	(3,379)	(6,512)	(9,891)
At December 31, 2018	1,694	14,786	16,480
Additions	131	4,760	4,891
Accrued interest	55	421	476
Realized	(77)	(1,312)	(1,389)
Reversals	(735)	(4,922)	(5,657)
At December 31, 2019	1,068	13,733	14,801
Additions	—	85	85
Accrued interest	29	379	408
Realized	(86)	(2,792)	(2,878)
Reversals	(212)	(3,013)	(3,225)
At December 31, 2020	799	8,392	9,191

c)          Possible losses, not provided for in the balance sheet

No provision has been recorded for proceedings classified as possible losses, based on the opinion of the Company’s legal counsel. The breakdown of existing contingencies as of December 31, 2020 and 2019 is as follows:

	2020	2019
Civil	8,106	11,263
Labor	17,385	15,460
Tax	31,674	30,491
Total	57,165	57,214

Civil proceedings classified as possible loss

As of December 31, 2020, the Company’s subsidiaries were subject to 521 civil claims. Most of the lawsuits are related to consumer claims, including discussions regarding undue collection of tuition fees and rates, delay in the issuance of certificates and diplomas, undue collection of tuition fees for students that have been grated scholarships and public financing and denial of enrollment in courses, among others.

Labor proceedings classified as possible loss

As of December 31, 2020, the Company’s subsidiaries were subject to 149 labor claims. Most of these claims are related to overtime, salary equalization, vacation payments and/or non-enjoyment of vacation periods, severance payments and termination fees, and indemnities based on Brazilian labor laws.

Tax proceedings classified as possible loss

At December 31, 2020, the Company has an outstanding tax administrative proceeding related to Tax Infraction Notice No. 000204.00/2017, issued by the Porto Alegre City Hall Municipal Finance Department, in the total amount of R$ 28,024, corresponding to alleged Service Tax (ISS) debt, plus a 150% fine and late payment interest, for the period from January 2012 to June 2017.

The interpretation of the Porto Alegre City Hall Tax Authorities is that the educational services provided at a distance by the Company, from its headquarters in Indaial/SC, would be subject to ISS taxation in the City of Porto Alegre, where it maintains a distance learning center. This interpretation is contested at an administrative level by the Company’s external law firm.

Liability for any payment of such debt shall be in accordance with the liability periods defined in accordance with the terms and conditions of the purchase and sale agreement described in note 18, and Sellers shall be liable for any debts relating to the period prior to the closing date of the acquisition (February 29, 2016).